U. S. GOVERNMENT SECURITIES (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of U.S. government securities classified as held-to-maturity

	2022		2021
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$—	$—	$9,906,669	$9,906,847

Due after one year	—	—	—	—

	$—	$—	$9,906,669	$9,906,847